Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Premiums	$ 38,829	$ 37,009	$ 35,106
Services	2,109	1,726	1,360
Investment income	375	391	366
Total revenues	41,313	39,126	36,832
Operating expenses:
Benefits	32,564	30,985	28,823
Operating costs	6,355	5,830	5,395
Depreciation and amortization	333	295	270
Total operating expenses	39,252	37,110	34,488
Income from operations	2,061	2,016	2,344
Interest expense	140	105	109
Income before income taxes	1,921	1,911	2,235
Provision for income taxes	690	689	816
Net income	$ 1,231	$ 1,222	$ 1,419
Basic earnings per common share	$ 7.81	$ 7.56	$ 8.58
Diluted earnings per common share	$ 7.73	$ 7.47	$ 8.46
Dividends declared per common share	$ 1.07	$ 1.03	$ 0.75